Other operating results, net (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other Operating Results Net [Abstract]
Gain from disposal of subsidiary and associates		$ 688	$ 602	$ 10
Donations		(199)	(118)	(263)
Lawsuits and other contingencies	[1]	(67)	748	(44)
Reversal of cumulative translation adjustment	[2]			83
Interest income from operating assets		450	333	439
Others		(571)	(36)	(876)
Total other operating results, net		$ 301	$ 1,529	$ (651)

[1]	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 815. Includes legal costs and expenses Includes legal costs and expenses.
[2]	As of June 30, 2017, it pertains to the reversal of the cumulative translation adjustment generated by IMadison.